May 01, 2018

JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Core Bond Portfolio

JPMorgan Insurance Trust Mid Cap Value Portfolio

JPMorgan Insurance Trust Small Cap Core Portfolio

JPMorgan Insurance Trust U.S. Equity Portfolio

(All Share Classes)

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated October 5, 2018

to the Summary Prospectuses and Prospectuses dated May 1, 2018, as supplemented

Use of Securities Lending. Effective immediately, the Portfolios may engage in securities lending. Securities lending is not a principal investment strategy of the Portfolios. In connection with the use of securities lending, the following will be added to the end of the footnote under the “ANNUAL FUND OPERATING EXPENSES” table in “Fees and Expenses of the Portfolio” in the Risk/Return Summary for each Portfolio:

To the extent that the Portfolio engages in securities lending, affiliated money market Portfolio fees and expenses resulting from the Portfolio’s investment of cash received from securities lending borrowers are not included in Total Annual Portfolio Operating Expenses and therefore, the above waivers do not apply to such investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE